Equity method investment - Limited Partnerships (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Equity Method Investments
Aggregated Carrying Amount Of Equity Method Investees		¥ 468,598	¥ 574,929
Maximum amount of additional capital commitment		327,584	502,661
Maximum exposures to the losses of the limited partnerships		796,182	1,077,590
Capital Investments		1,458	579,492	¥ 383,958
Return of capital		¥ (111,449)	¥ (358,558)	(146,858)
Gefei Chengyun
Equity Method Investments
Equity Method Investment, Ownership Percentage		20.00%	20.00%
Return of capital		¥ (1,513)		(18,719)
Jiushen
Equity Method Investments
Equity Method Investment, Ownership Percentage		10.00%	10.00%
Capital Investments			¥ 17,000	65,000
Return of capital		¥ (9,397)	(2,200)
Jiuchang
Equity Method Investments
Return of capital			¥ (2,620)	(2,380)
Shiguan
Equity Method Investments
Equity Method Investment, Ownership Percentage		27.60%	27.60%
Return of capital			¥ (20,000)
Jiuchuan
Equity Method Investments
Equity Method Investment, Ownership Percentage		10.00%	10.00%
Capital Investments				16,687
Return of capital		¥ (4,290)	¥ (5,569)
Decheng
Equity Method Investments
Equity Method Investment, Ownership Percentage		2.00%	2.00%
Capital Investments				463
Return of capital		¥ (463)
Tianye
Equity Method Investments
Equity Method Investment, Ownership Percentage		26.00%	26.00%
Capital Investments			¥ 18,455	25,300
Return of capital		¥ (3,003)	(12,049)
Qianli
Equity Method Investments
Equity Method Investment, Ownership Percentage		16.00%
Capital Investments				2,807
Return of capital			¥ (2,094)	(713)
Jiuyi
Equity Method Investments
Equity Method Investment, Ownership Percentage		20.00%	20.00%
Capital Investments			¥ 127,985	155,333
Return of capital		¥ (26,312)	(169,152)	(87,853)
Jiuyu
Equity Method Investments
Capital Investments				26,000
Return of capital			¥ (19,924)	(6,076)
Jiuzhen
Equity Method Investments
Equity Method Investment, Ownership Percentage		20.00%	20.00%
Capital Investments			¥ 2,250	33,000
Return of capital				(31,117)
Yunde
Equity Method Investments
Equity Method Investment, Ownership Percentage		20.00%	20.00%
Capital Investments			¥ 55,935	50,400
Return of capital		¥ (4,800)	¥ (64,993)
Deyan
Equity Method Investments
Equity Method Investment, Ownership Percentage		20.00%	20.00%
Capital Investments				¥ 8,968
Return of capital		¥ (3,500)	¥ (3,968)
Detong
Equity Method Investments
Equity Method Investment, Ownership Percentage		40.00%	40.00%
Capital Investments			¥ 31,000
Return of capital			¥ (16,184)
Derong
Equity Method Investments
Equity Method Investment, Ownership Percentage		37.00%	37.00%
Capital Investments			¥ 55,555
Return of capital			¥ (555)
Jiushi
Equity Method Investments
Equity Method Investment, Ownership Percentage		40.00%	40.00%
Capital Investments			¥ 185,000
Return of capital		¥ (38,220)	¥ (29,250)
Qixing
Equity Method Investments
Equity Method Investment, Ownership Percentage		15.70%	15.70%
Capital Investments			¥ 8,752
Return of capital		¥ (8,750)
Ruokun
Equity Method Investments
Equity Method Investment, Ownership Percentage		20.00%	20.00%
Capital Investments			¥ 5,000
Return of capital		¥ (5,000)
Deyu
Equity Method Investments
Equity Method Investment, Ownership Percentage		40.00%	40.00%
Capital Investments		¥ 1,000	¥ 70,360
Return of capital		¥ (4,000)	¥ (10,000)
Honggeng
Equity Method Investments
Equity Method Investment, Ownership Percentage		20.00%	20.00%
Capital Investments			¥ 2,200
Return of capital		¥ (2,201)
Jiaxinda
Equity Method Investments
Equity Method Investment, Ownership Percentage		10.00%
Capital Investments		¥ 458
Shanghai Gefei Fangdd Asset Management Ltd
Equity Method Investments
Equity Method Investment, Ownership Percentage			40.00%		40.00%
Return of capital	¥ (4,000)